LVIP Wellington SMID Cap Value Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.50%
Aerospace & Defense–3.96%
Curtiss-Wright Corp.	30,016	$ 5,290,620
Howmet Aerospace, Inc.	87,246	3,696,613
Spirit AeroSystems Holdings, Inc. Class A	88,881	3,069,061
		12,056,294
Automobile Components–2.34%
Gentex Corp.	163,546	4,584,195
†Visteon Corp.	16,117	2,527,629
		7,111,824
Banks–7.09%
Ameris Bancorp	123,165	4,505,376
Cadence Bank	147,296	3,057,865
First Horizon Corp.	50,145	891,578
SouthState Corp.	65,596	4,674,371
Synovus Financial Corp.	109,126	3,364,354
†Triumph Bancorp, Inc.	29,660	1,722,060
Webster Financial Corp.	85,850	3,384,207
		21,599,811
Building Products–4.95%
†Builders FirstSource, Inc.	77,320	6,864,469
Fortune Brands Home & Security, Inc.	92,708	5,444,741
†PGT Innovations, Inc.	110,572	2,776,463
		15,085,673
Chemicals–5.44%
Celanese Corp.	44,986	4,898,525
FMC Corp.	26,797	3,272,718
†Ingevity Corp.	45,613	3,262,242
Valvoline, Inc.	147,212	5,143,587
		16,577,072
Commercial Services & Supplies–1.27%
†Clean Harbors, Inc.	27,034	3,853,967
		3,853,967
Communications Equipment–3.39%
†F5, Inc.	36,345	5,295,103
†Lumentum Holdings, Inc.	93,185	5,032,922
		10,328,025
Construction & Engineering–0.40%
†Fluor Corp.	39,252	1,213,279
		1,213,279
Consumer Finance–0.81%
Bread Financial Holdings, Inc.	81,189	2,461,651
		2,461,651
Consumer Staples Distribution & Retail–1.86%
†U.S. Foods Holding Corp.	153,484	5,669,699
		5,669,699
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs–1.30%
Essential Properties Realty Trust, Inc.	159,771	$ 3,970,309
		3,970,309
Electric Utilities–2.16%
Alliant Energy Corp.	63,138	3,371,569
Evergy, Inc.	52,542	3,211,367
		6,582,936
Electrical Equipment–0.74%
†Vicor Corp.	48,161	2,260,677
		2,260,677
Electronic Equipment, Instruments & Components–1.72%
†Flex Ltd.	226,944	5,221,982
		5,221,982
Financial Services–3.03%
†FleetCor Technologies, Inc.	15,038	3,170,762
Voya Financial, Inc.	84,735	6,055,163
		9,225,925
Food Products–0.26%
†Sovos Brands, Inc.	47,993	800,523
		800,523
Gas Utilities–1.30%
ONE Gas, Inc.	49,963	3,958,569
		3,958,569
Ground Transportation–1.52%
Knight-Swift Transportation Holdings, Inc.	82,022	4,640,805
		4,640,805
Health Care Equipment & Supplies–5.74%
†Avanos Medical, Inc.	64,777	1,926,468
DENTSPLY SIRONA, Inc.	107,547	4,224,446
†ICU Medical, Inc.	27,954	4,611,292
†Integra LifeSciences Holdings Corp.	79,485	4,563,234
Teleflex, Inc.	8,453	2,141,229
		17,466,669
Health Care Providers & Services–3.14%
Encompass Health Corp.	71,506	3,868,474
†Molina Healthcare, Inc.	21,228	5,678,278
		9,546,752
Hotel & Resort REITs–1.12%
Ryman Hospitality Properties, Inc.	38,065	3,415,573
		3,415,573
Hotels, Restaurants & Leisure–2.16%
†Denny's Corp.	255,418	2,850,465
Wyndham Hotels & Resorts, Inc.	54,900	3,724,965
		6,575,430
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.46%
Meritage Homes Corp.	38,074	$ 4,445,520
		4,445,520
Industrial REITs–2.00%
Americold Realty Trust, Inc.	72,520	2,063,194
First Industrial Realty Trust, Inc.	75,541	4,018,781
		6,081,975
Insurance–8.16%
Aegon NV	1,304,694	5,610,184
Everest Re Group Ltd.	15,086	5,401,090
Hanover Insurance Group, Inc.	26,047	3,347,040
James River Group Holdings Ltd.	175,632	3,626,801
Kemper Corp.	125,599	6,865,241
		24,850,356
Interactive Media & Services–1.07%
†Cargurus, Inc.	94,020	1,756,293
†Taboola.com Ltd.	552,655	1,503,222
		3,259,515
Life Sciences Tools & Services–1.55%
†Syneos Health, Inc.	132,501	4,719,686
		4,719,686
Machinery–4.94%
Esab Corp.	43,745	2,584,017
Flowserve Corp.	82,806	2,815,404
John Bean Technologies Corp.	39,895	4,360,124
†Middleby Corp.	36,119	5,295,407
		15,054,952
Metals & Mining–1.81%
Reliance Steel & Aluminum Co.	21,473	5,512,978
		5,512,978
Oil, Gas & Consumable Fuels–5.15%
Coterra Energy, Inc.	127,187	3,121,169
Diamondback Energy, Inc.	41,883	5,661,325
Marathon Oil Corp.	192,402	4,609,952
Ovintiv, Inc.	63,485	2,290,539
		15,682,985
Passenger Airlines–0.63%
†JetBlue Airways Corp.	262,900	1,913,912
		1,913,912
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.62%
Leidos Holdings, Inc.	53,727	$ 4,946,108
		4,946,108
Retail REITs–1.52%
Brixmor Property Group, Inc.	214,885	4,624,325
		4,624,325
Semiconductors & Semiconductor Equipment–4.61%
†Cirrus Logic, Inc.	27,779	3,038,467
MKS Instruments, Inc.	50,545	4,479,298
†Onto Innovation, Inc.	24,467	2,150,160
†Synaptics, Inc.	39,335	4,372,085
		14,040,010
Software–1.24%
Progress Software Corp.	65,512	3,763,664
		3,763,664
Specialized REITs–1.43%
Gaming & Leisure Properties, Inc.	83,897	4,367,678
		4,367,678
Specialty Retail–1.50%
†Burlington Stores, Inc.	6,105	1,233,821
Monro, Inc.	67,659	3,344,384
		4,578,205
Textiles, Apparel & Luxury Goods–2.52%
Columbia Sportswear Co.	24,689	2,227,935
Steven Madden Ltd.	150,931	5,433,516
		7,661,451
Trading Companies & Distributors–2.59%
†AerCap Holdings NV	100,685	5,661,518
Herc Holdings, Inc.	19,659	2,239,160
		7,900,678
Total Common Stock (Cost $260,285,201)		303,027,443

MONEY MARKET FUND–0.16%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	488,340	488,340
Total Money Market Fund (Cost $488,340)		488,340

TOTAL INVESTMENTS–99.66% (Cost $260,773,541)	303,515,783
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,029,662
NET ASSETS APPLICABLE TO 11,806,560 SHARES OUTSTANDING–100.00%	$304,545,445

† Non-income producing.

LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Wellington SMID Cap Value Fund–3

LVIP Wellington SMID Cap Value Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington SMID Cap Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$303,027,443	$—	$—	$303,027,443
Money Market Fund	488,340	—	—	488,340
Total Investments	$303,515,783	$—	$—	$303,515,783
There were no Level 3 investments at the beginning or end of the period.
LVIP Wellington SMID Cap Value Fund–4